Average Annual Total Returns - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6	Mar. 01, 2023
Fidelity Contrafund K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(27.12%)
Past 5 years	8.70%
Since Inception	10.23%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.58%	[1]

[1]	A From May 25, 2017